Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Annual Impairment Test of Five CGU's

As at	March 31, 2021
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	26,950	7,694	150	10,012	32,802	77,608
Foreign currency translation adjustment	—	—	(13)	(1,097)	(3,592)	(4,702)
Net carrying amount	26,950	7,694	137	8,915	29,210	72,906

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	20,060	9,794	1,836	12,296	35,648	79,634
Business acquisitions (note 3)	6,890	—	—	3,374	—	10,264
Divestiture of subsidiary	—	—	—	—	(576)	(576)
Impairment	—	(2,100)	(1,700)	(6,600)	(4,300)	(14,700)
Foreign currency translation adjustment	—	—	14	942	2,030	2,986
Net carrying amount	26,950	7,694	150	10,012	32,802	77,608

Key Assumptions Used in Impairment Testing by CGU
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2021
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	10.8	11.2	14.6	13.2	13.4
Long-term growth rate of net operating cash flows*	3.4	3.4	4.5	3.4	3.4

* The long-term growth rate is based on published industry research.

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	14.0	14.0	16.0	16.5	17.0
Long-term growth rate of net operating cash flows*	3.0	4.0	3.0	3.0	3.0

* The long-term growth rate is based on published industry research.
No reasonably possible change in any of the above key assumptions would cause the carrying value of any CGU to exceed its recoverable amount.